UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06040

        Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.7% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	AA	$1,961,761
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	AA	2,515,242

4,420	Total Alabama			4,477,003

	Alaska – 0.4% (0.1% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,177,852
1,275	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	AAA	1,322,366

2,400	Total Alaska			2,500,218

	Arizona – 0.5% (0.3% of Total Investments)
3,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2001, 5.250%, 7/01/20	7/11 at 100.00	AAA	3,195,390
	(Pre-refunded 7/01/11)
140	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage	5/07 at 105.85	AAA	142,888
	Revenue Bonds, Series 1997A, 7.100%, 11/01/29 (Alternative Minimum Tax)

3,140	Total Arizona			3,338,278

	Arkansas – 1.8% (1.2% of Total Investments)
5,000	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical	2/10 at 100.00	BBB (4)	5,487,950
	Center, Series 2000, 7.000%, 2/01/15 (Pre-refunded 2/01/10)
3,480	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	3,517,584
	2003, 5.000%, 2/01/27 – AMBAC Insured
2,865	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aaa	3,132,505
	12/01/20 (Pre-refunded 12/01/12) – FGIC Insured

11,345	Total Arkansas			12,138,039

	California – 7.1% (4.6% of Total Investments)
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	446,378
	Bonds, Series 2004B, 0.000%, 8/01/29 – MBIA Insured
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	6,304,740
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36 (Mandatory
	put 6/01/23)
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	Aaa	1,111,970
	5/01/17 (Pre-refunded 5/01/12)
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	Aaa	264,546
	University, Series 2001A, 0.000%, 10/01/39 – MBIA Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,331,980
	Health System/West, Series 2003A, 5.000%, 3/01/33
4,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	4,113,600
	Series 2006, 5.250%, 3/01/45
10,445	Castaic Lake Water Agency, California, Revenue Certificates of Participation, Water System	No Opt. Call	AAA	3,453,639
	Improvement Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	AAA	3,091,202
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,337,700
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,338,155
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	AAA	570,705
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	9/06 at 100.00	AA– (4)	490,240
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	9/06 at 100.00	AA– (4)	996,104
	1994, 5.375%, 2/15/34 (ETM)
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AAA	330,650
	Bonds, Series 2005B, 0.000%, 8/01/29 – FSA Insured
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AAA	1,509,000
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	0.000%, 1/15/17 – MBIA Insured	1/14 at 102.00	AAA	5,201,250
26,000	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AAA	6,431,100
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	1,602,750
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – MBIA Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	1,911,038
	Bonds, Series 2005C, 0.000%, 8/01/25 – MBIA Insured

97,915	Total California			48,836,747

	Colorado – 5.4% (3.5% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	AAA	1,136,744
	XLCA Insured
3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of	12/09 at 100.00	Aaa	3,165,000
	Participation, Series 1999, 5.750%, 12/01/24 – AMBAC Insured
6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aaa	6,771,082
	5.500%, 12/01/22 – AMBAC Insured
11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	12,301,257
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	5,337,000
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – MBIA Insured	9/20 at 67.94	AAA	1,289,492
13,300	0.000%, 9/01/31 – MBIA Insured	9/20 at 53.77	AAA	3,548,041
6,250	0.000%, 9/01/32 – MBIA Insured	9/20 at 50.83	AAA	1,575,875
8,000	0.000%, 3/01/36 – MBIA Insured	No Opt. Call	AAA	1,651,200

73,185	Total Colorado			36,775,691

	District of Columbia – 0.5% (0.3% of Total Investments)
3,265	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 100.00	AAA	3,265,131
	Revenue Bonds, Series 1998, 4.750%, 10/01/28 – AMBAC Insured

	Georgia – 4.6% (3.0% of Total Investments)
15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	15,996,300
	(Pre-refunded 1/01/10) – FGIC Insured
14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AAA	15,298,851
	Project, Series 1999, 5.500%, 11/01/18 – AMBAC Insured

29,330	Total Georgia			31,295,151

	Illinois – 11.8% (7.7% of Total Investments)
600	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	AAA	175,392
	FGIC Insured
4,600	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	2,366,884
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AAA	4,087,760
2,300	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AAA	2,495,776
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – MBIA Insured	1/09 at 101.00	AAA	5,338,095
5,210	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House	1/07 at 100.00	BBB	5,279,033
	of River Oaks West Development, Series 1992A, 6.875%, 1/01/20
38,645	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.500%, 4/01/25 –	4/10 at 100.00	AAA	40,360,064
	MBIA Insured
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – FSA Insured	1/15 at 70.63	Aaa	4,779,661
6,780	0.000%, 1/01/24 – FSA Insured	1/15 at 63.44	Aaa	2,831,599
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,526,460
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
3,250	0.000%, 6/15/25 – MBIA Insured	6/22 at 101.00	AAA	2,029,593
3,270	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	3,350,998
3,700	0.000%, 6/15/30 – MBIA Insured	No Opt. Call	AAA	1,170,421
2,780	0.000%, 6/15/37 – MBIA Insured	No Opt. Call	AAA	622,776
11,215	0.000%, 12/15/38 – MBIA Insured	No Opt. Call	AAA	2,329,580
4,170	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	843,007

107,975	Total Illinois			80,587,099

	Indiana – 1.1% (0.7% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	4,933,083
	5.500%, 2/01/26 – MBIA Insured
5,113	Indianapolis Airport Authority, Indiana, Special Facility Revenue Bonds, AAR Corporation	11/06 at 101.00	N/R	440,982
	Assumed Lease, Series 1995, 6.500%, 11/15/31 (Alternative Minimum Tax) (5)
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	Baa1	2,095,080
	Company, Series 1991, 5.750%, 8/01/21

11,808	Total Indiana			7,469,145

	Iowa – 0.6% (0.4% of Total Investments)
4,215	Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, IPSCO Project, Series 1997,	No Opt. Call	N/R	4,252,092
	6.000%, 6/01/27 (Mandatory put 6/01/07) (Alternative Minimum Tax)

	Kansas – 0.5% (0.3% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds,	11/12 at 100.00	AAA	2,699,650
	Series 2002-II, 5.500%, 11/01/21
500	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	481,960
	4.625%, 10/01/31

3,000	Total Kansas			3,181,610

	Kentucky – 1.6% (1.1% of Total Investments)
	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2000A:
3,045	5.250%, 7/01/17 – FSA Insured	1/10 at 101.00	AAA	3,195,393
7,490	5.250%, 7/01/20 – FSA Insured	1/10 at 101.00	AAA	7,859,931

10,535	Total Kentucky			11,055,324

	Louisiana – 1.6% (1.0% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	AAA	7,553,438
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 – MBIA Insured
3,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	3,496,362
	2004, 5.250%, 7/01/33 – MBIA Insured

10,765	Total Louisiana			11,049,800

	Maryland – 1.6% (1.0% of Total Investments)
	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
3,710	5.000%, 11/01/18 (Pre-refunded 11/01/12)	11/12 at 101.00	AA (4)	3,981,498
3,890	5.000%, 11/01/19 (Pre-refunded 11/01/12)	11/12 at 101.00	AA (4)	4,174,670
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	2,788,100
	5.500%, 2/01/16

10,100	Total Maryland			10,944,268

	Massachusetts – 4.6% (3.0% of Total Investments)
1,100	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	1,142,482
4,150	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	4,369,245
	(Pre-refunded 7/01/10)
8,315	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	8,422,180
	1997A, 5.000%, 1/01/37 – MBIA Insured
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AAA	10,801,400
	(Pre-refunded 8/01/10) – FGIC Insured
6,195	University of Massachusetts Building Authority, Facilities Revenue Bonds, Senior Series 2000A,	11/10 at 100.00	AAA	6,517,698
	5.125%, 11/01/25 (Pre-refunded 11/01/10) – MBIA Insured

29,760	Total Massachusetts			31,253,005

	Michigan – 1.0% (0.7% of Total Investments)
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	4,932,900
	4.625%, 7/01/32 (WI/DD, Settling 8/16/06) – FSA Insured
2,090	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	8/10 at 100.00	AAA	2,198,659
	Series 2000, 5.375%, 8/01/17 – AMBAC Insured

7,090	Total Michigan			7,131,559

	Minnesota – 7.9% (5.1% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	999,099
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
29,070	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue	11/10 at 101.00	A (4)	32,191,246
	Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
2,420	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	2,449,088
	6.050%, 7/01/31 (Alternative Minimum Tax)
13,675	Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	14,347,400
3,225	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	3,933,855
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

49,320	Total Minnesota			53,920,688

	Mississippi – 1.0% (0.7% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/06 at 100.00	BBB–	5,917,346
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
1,095	Mississippi Home Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage	7/07 at 105.00	Aaa	1,112,421
	Revenue Bonds, Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)

6,995	Total Mississippi			7,029,767

	Missouri – 0.6% (0.4% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA	2,579,570
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AAA	1,501,150

12,000	Total Missouri			4,080,720

	Nevada – 4.6% (3.0% of Total Investments)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,125	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	AAA	3,802,216
8,500	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	AAA	3,324,945
5,315	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	AAA	1,976,223
21,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	21,648,900
2,135	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	AAA	426,466

43,075	Total Nevada			31,178,750

	New Jersey – 5.4% (3.5% of Total Investments)
170	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	12/06 at 100.00	Baa3	171,617
	Resource Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10
18,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2000B,	6/10 at 100.00	AAA	19,268,640
	5.750%, 6/15/17 (Pre-refunded 6/15/10)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	3,842,850
	0.000%, 12/15/34 – FSA Insured
5,000	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	AAA	3,349,150
	5.150%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aaa	1,195,020
	9/01/25 – MBIA Insured
3,475	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,692,952
	Series 2002, 6.125%, 6/01/42
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,100	6.375%, 6/01/32	6/13 at 100.00	BBB	2,289,945
2,925	6.750%, 6/01/39	6/13 at 100.00	BBB	3,283,546

49,670	Total New Jersey			37,093,720

	New Mexico – 1.8% (1.2% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,395,682
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
5,675	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	6,158,567

11,600	Total New Mexico			12,554,249

	New York – 16.2% (10.6% of Total Investments)
245	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AA–	252,029
	Services Facilities, Series 1997A, 5.750%, 2/15/27
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 1997A:
465	5.750%, 2/15/27 (Pre-refunded 2/15/07)	2/07 at 102.00	AA– (4)	479,392
19,290	5.750%, 2/15/27 (Pre-refunded 2/15/07)	2/07 at 102.00	AA– (4)	19,887,026
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	3,075,960
	5.000%, 12/01/35
6,750	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	7,304,175
	Series 1999A, 6.400%, 7/15/33 (Pre-refunded 7/15/09)
17,870	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	19,076,046
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
630	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/07 at 101.00	AA–	649,366
9,370	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/07 at 101.00	AA– (4)	9,690,922
	(Pre-refunded 8/01/07)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	AA–	1,037,480
10,500	5.750%, 8/01/18	8/12 at 100.00	AA–	11,372,655
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA–	5,453,750
7,805	New York State Power Authority, General Revenue Bonds, Series 2002A, 5.000%, 11/15/21	11/12 at 100.00	Aa2	8,083,638
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	5,687,874
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 102.00	AAA	10,424,100
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
8,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	AAA	8,638,960
	(Mandatory put 7/15/24) (Pre-refunded 7/15/09)

105,325	Total New York			111,113,373

	North Carolina – 1.4% (0.9% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA	1,925,061
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	7,953,375
	1/01/19 – MBIA Insured

9,400	Total North Carolina			9,878,436

	North Dakota – 4.3% (2.8% of Total Investments)
22,905	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	24,235,093
	5.625%, 6/01/31 – FSA Insured
	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2000A:
2,230	5.700%, 8/01/18 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AAA	2,387,148
2,450	5.750%, 8/01/19 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AAA	2,627,159

27,585	Total North Dakota			29,249,400

	Ohio – 2.6% (1.7% of Total Investments)
16,140	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	No Opt. Call	A	17,768,203
	1999, 6.300%, 4/01/12

	Oklahoma – 0.0% (0.0% of Total Investments)
300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	6/09 at 100.00	B	302,583
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

	Oregon – 2.4% (1.6% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – MBIA Insured	1/13 at 100.00	AAA	5,298,200
	Portland, Oregon, Water System Revenue Bonds, Series 2000A:
6,780	5.375%, 8/01/18	8/10 at 100.00	Aa1	7,135,001
3,880	5.500%, 8/01/20	8/10 at 100.00	Aa1	4,111,248

15,660	Total Oregon			16,544,449

	Pennsylvania – 3.9% (2.5% of Total Investments)
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/08 at 102.00	BB+	5,128,500
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series	12/10 at 100.00	AAA	5,417,200
	2000, 5.875%, 12/15/30 (Pre-refunded 12/15/10) – MBIA Insured
15,050	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	AA	15,931,930

25,050	Total Pennsylvania			26,477,630

	Puerto Rico – 2.9% (1.9% of Total Investments)
12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	No Opt. Call	AA	12,358,500
	4.500%, 12/01/23
7,540	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	7,719,980
	Series 2002, 5.375%, 5/15/33

20,040	Total Puerto Rico			20,078,480

	South Carolina – 7.5% (4.9% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	27,174,808
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	6,895,498
	0.000%, 1/01/30 – AMBAC Insured
3,560	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AAA	3,713,009
	System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured
1,045	Three Rivers Solid Waste Authority, South Carolina, Solid Waste Disposal Facilities Revenue	1/07 at 102.00	AAA	1,071,470
	Bonds, Series 1997, 5.300%, 1/01/27 – MBIA Insured
11,665	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	12,506,163
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

62,570	Total South Carolina			51,360,948

	Tennessee – 0.7% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	AA	5,109,700
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured

	Texas – 25.8% (16.8% of Total Investments)
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/06 at 100.00	CCC+	5,025,150
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
12,250	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999,	11/09 at 100.00	AAA	13,013,665
	5.800%, 11/15/29 (Pre-refunded 11/15/09) – AMBAC Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Baa2	11,869,410
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
	Brownsville Independent School District, Cameron County, Texas, General Obligation Bonds,
	Series 1999:
5,015	5.625%, 8/15/25 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	5,277,435
8,825	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	9,286,812
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AAA	282,070
	2002, 0.000%, 8/15/32 – FGIC Insured
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	15,220,650
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
585	5.400%, 2/15/18	2/10 at 100.00	AAA	611,746
340	5.650%, 2/15/19	2/10 at 100.00	AAA	358,598
235	5.700%, 2/15/20	2/10 at 100.00	AAA	248,240
270	5.700%, 2/15/21	2/10 at 100.00	AAA	285,093
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
16,740	5.400%, 2/15/18 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	17,627,387
9,660	5.650%, 2/15/19 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	10,251,289
6,645	5.700%, 2/15/20 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	7,062,638
7,750	5.700%, 2/15/21 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	8,237,088
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,144,825
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	5,910,660
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
11,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue	11/07 at 100.00	CCC+	11,785,603
	Refunding Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory put
	11/01/07) (Alternative Minimum Tax)
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,173,466
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,103,480
1,050	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	295,533
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	1,298,175
	5.000%, 12/01/20 – FSA Insured
21,500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	22,522,755
	FSA Insured
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AAA	2,336,191
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.27	AAA	1,398,660
	Bonds, Series 2006, 0.000%, 8/15/33
15,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	15,868,500
	1999, 5.800%, 8/15/29 (Pre-refunded 8/15/09)
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,164,300
	Series 2005, 0.000%, 8/15/34
3,970	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AAA	4,111,888
	Series 2001, 5.000%, 8/01/21 – AMBAC Insured
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,288,200
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	811,280

196,890	Total Texas			176,870,787

	Washington – 17.9% (11.6% of Total Investments)
5,500	Clark County Public Utility District 1, Washington, Generating System Revenue Refunding Bonds,	1/11 at 100.00	AAA	5,687,605
	Series 2000, 5.125%, 1/01/20 – FSA Insured
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	AAA	3,040,721
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/11 at 101.00	AAA	10,747,800
	2001A, 5.500%, 7/01/17 – FSA Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 – FGIC Insured	1/12 at 100.00	AAA	2,581,725
33,490	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 (Pre-refunded	8/10 at 100.00	AAA	35,731,821
	8/01/10) – MBIA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – MBIA Insured	8/10 at 100.00	AAA	7,307,300
	(Alternative Minimum Tax)
	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002:
6,165	4.400%, 12/01/19	12/12 at 100.00	AAA	6,184,605
6,445	4.500%, 12/01/20	12/12 at 100.00	AAA	6,485,281
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	AAA	2,745,120
	5.000%, 6/01/24 – MBIA Insured
6,630	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/17	1/11 at 101.00	AAA	7,211,252
	(Pre-refunded 1/01/11) – FSA Insured
3,520	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aaa	3,708,672
	Regional Medical Center, Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
7,890	Washington State Higher Education Facilities Authority, Revenue Bonds, Pacific Lutheran	11/09 at 101.00	AA	8,389,831
	University, Series 1999, 5.950%, 11/01/29 – RAAI Insured
12,020	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	13,106,247
	Series 2002, 6.500%, 6/01/26
9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 –	1/12 at 100.00	AAA	9,327,150
	FSA Insured

115,865	Total Washington			122,255,130

	Wisconsin – 1.1% (0.7% of Total Investments)
4,030	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	4,284,898
	Bonds, Series 2002, 6.125%, 6/01/27
1,755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,677,605
	Healthcare, Series 2006, 4.750%, 5/01/25
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	3/08 at 101.00	N/R	1,249,775
	for the Aging Inc., Series 1998, 5.700%, 3/01/28

7,035	Total Wisconsin			7,212,278

	Wyoming – 0.4% (0.3% of Total Investments)
2,800	Jackson National Rural Utilities Cooperative Financing Corporation, Wyoming, Guaranteed Gas	5/07 at 101.00	A	2,852,696
	Supply Revenue Bonds, Lower Valley Power and Light Inc., Series 1997B, 5.875%, 5/01/26
	(Alternative Minimum Tax)

$ 1,202,568	Total Investments (cost $993,237,683) – 153.8%			1,052,482,147

	Other Assets Less Liabilities – 1.7%			11,857,205

	Preferred Shares, at Liquidation Value – (55.5)%			(380,000,000)

	Net Assets Applicable to Common Shares – 100%			$684,339,352

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the
Fund had stopped accruing interest on its UAL bonds.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $992,933,238.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$64,117,941
Depreciation	(4,569,032)

Net unrealized appreciation (depreciation) of investments	$59,548,909

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.